OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER INVESTMENTS
Schedule of other investments

			December 31,
	Annual interest rate	Maturity date
			2012	2011
Investments in ordinary shares (related parties) (Note 24)	—	—	$10,068	$9,498
Loan receivable from Mr. P. Fattouche and Mr. M. Fattouche	6%	2015	90,000	92,700
Loan receivable from MTS Bank (related party) (Note 24)	8.8%	2022	69,141	—
Promissory notes of Sistema (Note 24)	0.0%	2017	20,362	19,209
Other	—	—	1,866	2,035

Total other investments			$191,437	$123,442